SEGMENTED INFORMATION - FFO reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 3,087	$ 3,226	$ 2,979
Other income	99	79	41
Direct operating costs	(1,061)	(1,053)	(1,053)
Share of Adjusted EBITDA from equity-accounted investments	21	32	37
Adjusted EBITDA
Management service costs	(152)	(109)	(71)
Interest expense	(816)	(701)	(670)
Interest expense	(700)
Current	(61)	(64)	(28)
Share of interest and cash taxes from equity-accounted investments	(9)	(10)	(11)
Share of Funds From Operations attributable to non-controlling interests	(822)	(920)	(780)
Funds From Operations
Depreciation	(1,065)	(983)	(862)
Foreign exchange and financial instruments gain	74	5	57
Deferred income tax (recovery) expense	134	(3)	340
Other	(493)	(197)	(172)
Dividends on class A exchangeable share	(116)
Remeasurement of BEPC exchangeable and class B shares	(2,561)	0	0
Share of earnings from equity-accounted investments	(16)	(10)	(9)
Net income attributable to non-controlling interests	903	873	274
Net income (loss) attributable to the partnership	(2,738)	165	72
Share of (loss) earnings from equity-accounted investments	(4)	12	17
Net loss attributable to participating non-controlling interests	(81)	47	506
Attributable to the partnership
Disclosure of operating segments [line items]
Revenues	1,138	1,167	1,120
Other income	57	21	10
Direct operating costs	(444)	(430)	(427)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	751	758	703
Management service costs	(126)	(78)	(53)
Interest expense		(176)	(192)
Interest expense	(204)
Current	(19)	(24)	(14)
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	402	480	444
Depreciation	(361)	(301)	(336)
Foreign exchange and financial instruments gain	11	10	(9)
Deferred income tax (recovery) expense	76	(6)	(4)
Other	(189)	(18)	(23)
Dividends on class A exchangeable share	(116)
Remeasurement of BEPC exchangeable and class B shares	(2,561)
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to the partnership	(2,738)	165	72
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues	(40)	(52)	(58)
Other income	(1)	(1)	0
Direct operating costs	20	21	21
Share of Adjusted EBITDA from equity-accounted investments	21	32	37
Adjusted EBITDA	0	0	0
Management service costs	0	0	0
Interest expense		10	11
Interest expense	9
Current	0	0	0
Share of interest and cash taxes from equity-accounted investments	(9)	(10)	(11)
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	0	0	0
Depreciation	11	10	10
Foreign exchange and financial instruments gain	4	0	(1)
Deferred income tax (recovery) expense	0	0	0
Other	1	0	0
Dividends on class A exchangeable share	0
Remeasurement of BEPC exchangeable and class B shares	0
Share of earnings from equity-accounted investments	(16)	(10)	(9)
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to the partnership	0	0	0
Non-controlling interests
Disclosure of operating segments [line items]
Revenues	1,989	2,111	1,917
Other income	43	59	31
Direct operating costs	(637)	(644)	(647)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	1,395	1,526	1,301
Management service costs	(26)	(31)	(18)
Interest expense		(535)	(489)
Interest expense	(505)
Current	(42)	(40)	(14)
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	(822)	(920)	(780)
Funds From Operations	0	0	0
Depreciation	(715)	(692)	(536)
Foreign exchange and financial instruments gain	59	(5)	67
Deferred income tax (recovery) expense	58	3	344
Other	(305)	(179)	(149)
Dividends on class A exchangeable share	0
Remeasurement of BEPC exchangeable and class B shares	0
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	903	873	274
Net income (loss) attributable to the partnership	0	0	0
Hydroelectric
Disclosure of operating segments [line items]
Revenues	1,778	2,076	1,989
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues	856	1,043	979
Other income	52	21	12
Direct operating costs	(340)	(374)	(374)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	568	690	617
Management service costs	0	0	0
Interest expense		(150)	(163)
Interest expense	(135)
Current	(16)	(22)	(13)
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	417	518	441
Depreciation	(232)	(241)	(278)
Foreign exchange and financial instruments gain	6	10	(10)
Deferred income tax (recovery) expense	27	(11)	(6)
Other	(20)	(23)	(27)
Dividends on class A exchangeable share	0
Remeasurement of BEPC exchangeable and class B shares	0
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to the partnership	198	253	120
Wind
Disclosure of operating segments [line items]
Revenues	581	571	689
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues	130	60	70
Other income	2	0	1
Direct operating costs	(47)	(22)	(22)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	85	38	49
Management service costs	0	0	0
Interest expense		(16)	(17)
Interest expense	(34)
Current	(3)	(1)	(1)
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	48	21	31
Depreciation	(80)	(39)	(35)
Foreign exchange and financial instruments gain	20	0	0
Deferred income tax (recovery) expense	18	5	2
Other	(18)	6	3
Dividends on class A exchangeable share	0
Remeasurement of BEPC exchangeable and class B shares	0
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to the partnership	(12)	(7)	1
Solar
Disclosure of operating segments [line items]
Revenues	698	545	273
Solar | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues	71
Other income	3
Direct operating costs	(17)
Share of Adjusted EBITDA from equity-accounted investments	0
Adjusted EBITDA	57
Management service costs	0
Interest expense	(24)
Current	0
Share of interest and cash taxes from equity-accounted investments	0
Share of Funds From Operations attributable to non-controlling interests	0
Funds From Operations	33
Depreciation	(19)
Foreign exchange and financial instruments gain	0
Deferred income tax (recovery) expense	6
Other	(2)
Dividends on class A exchangeable share	0
Remeasurement of BEPC exchangeable and class B shares	0
Share of earnings from equity-accounted investments	0
Net income attributable to non-controlling interests	0
Net income (loss) attributable to the partnership	18
Energy Transition
Disclosure of operating segments [line items]
Revenues	30	34	28
Energy Transition | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues	81	64	71
Other income	0	0	(3)
Direct operating costs	(40)	(34)	(31)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	41	30	37
Management service costs	0	0	0
Interest expense		(10)	(12)
Interest expense	(11)
Current	0	(1)	0
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	30	19	25
Depreciation	(30)	(21)	(23)
Foreign exchange and financial instruments gain	(6)	0	1
Deferred income tax (recovery) expense	3	0	0
Other	(12)	(1)	1
Dividends on class A exchangeable share	0
Remeasurement of BEPC exchangeable and class B shares	0
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to the partnership	(15)	(3)	4
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues	0	0	0
Other income	0	0	0
Direct operating costs	0	0	0
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	0	0	0
Management service costs	(126)	(78)	(53)
Interest expense		0	0
Interest expense	0
Current	0	0	0
Share of interest and cash taxes from equity-accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	(126)	(78)	(53)
Depreciation	0	0	0
Foreign exchange and financial instruments gain	(9)	0	0
Deferred income tax (recovery) expense	22	0	0
Other	(137)	0	0
Dividends on class A exchangeable share	(116)
Remeasurement of BEPC exchangeable and class B shares	(2,561)
Share of earnings from equity-accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net income (loss) attributable to the partnership	$ (2,927)	$ (78)	$ (53)